Average Annual Total Returns - VIPDisciplinedSmallCapPortfolio-InvestorPRO - VIPDisciplinedSmallCapPortfolio-InvestorPRO - VIP Disciplined Small Cap Portfolio	Apr. 29, 2023
VIP Disciplined Small Cap Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.29%)
Past 5 years	4.60%
Past 10 years	8.85%
RS002
Average Annual Return:
Past 1 year	(20.44%)
Past 5 years	4.13%
Past 10 years	9.01%